Schedule of share purchase warrants outstanding (Details)					9 Months Ended
	Jul. 11, 2025 USD ($)	May 26, 2025 USD ($)	Jan. 28, 2025 USD ($)	Jan. 06, 2025 USD ($)	Sep. 30, 2026 USD ($) shares YEARS $ / shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants, Fair value at grant date	$ 523,906	$ 227,702	$ 3,591,500	$ 304,449	$ 11,620,328
Warrants, Expected volatility	143.00%	143.00%	150.00%	151.00%
Warrants, Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Warrants, Risk-free interest rate	3.03%	2.92%	2.89%	2.96%
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants, Number outstanding & exercisable | shares					20,000,000
Warrants, Fair value at grant date					$ 586,348
Warrants [member] | Exercise price 0.201 [member]
IfrsStatementLineItems [Line Items]
Warrants, Number outstanding & exercisable | shares					20,000,000
Warrants, Grant date					6-Nov-23
Warrants, Expiry date					6-Nov-28
Warrants, Exercise price | $ / shares					$ 0.20
Warrants, Fair value at grant date					$ 591,881
Warrants, Grant date share price | $ / shares					$ 0.17
Warrants, Expected volatility					151.90%
Warrants, Expected life | YEARS					5
Warrants, Expected dividend yield					0.00%
Warrants, Risk-free interest rate					3.87%
Warrants [member] | Warrant issue costs [member]
IfrsStatementLineItems [Line Items]
Warrants, Fair value at grant date, Warrant issue costs					$ (5,533)